Document and Entity Information	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Mylan N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	333-199861
Entity Tax Identification Number	98-1493528
Entity Address, Address Line One	BUILDING 4, TRIDENT PLACE, MOSQUITO WAY
Entity Address, City or Town	HATFIELD, HERTFORDSHIRE
Entity Address, Country	GB
Entity Address, Postal Zip Code	AL10 9UL
City Area Code	44 (0)
Local Phone Number	1707-853-000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001623613
Title of 12(b) Security	Ordinary shares, nominal value €0.01
Trading Symbol	MYL
Security Exchange Name	NASDAQ